Hedges and Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
The following table summarizes our foreign currency denominated debt and foreign exchange forwards/options designated as net investment hedges at December 31, 2020 and 2019:

	Notional (local)				Notional (USD)		Current Maturity
Instrument	2020		2019		2020	2019
Senior note - 0.625%		€—		€500	$—	$561	March 2020
Foreign exchange forwards/options	MXN	7,200	MXN	7,200	$362	$382	August 2022
The following table summarizes our outstanding derivative contracts and their effects on our Consolidated Balance Sheets at December 31, 2020 and 2019:

			Fair Value of				Type of Hedge
	Notional Amount		Hedge Assets		Hedge Liabilities			Maximum Term (Months)
Millions of dollars	2020	2019	2020	2019	2020	2019		2020	2019
Derivatives accounted for as hedges(1)
Commodity swaps/options	$215	$174	$39	$4	$4	$10	(CF)	30	21
Foreign exchange forwards/options	3,028	3,177	58	94	110	84	(CF/NI)	134	32
Cross-currency swaps	1,275	1,275	23	25	86	23	(CF)	98	110
Interest rate derivatives	300	300	—	6	28	—	(CF)	53	65
Total derivatives accounted for as hedges			$120	$129	$228	$117
Derivatives not accounted for as hedges
Commodity swaps/options	$1	$1	$—	$—	$—	$—	N/A	0	7
Foreign exchange forwards/options(2)	4,161	3,182	25	15	96	22	N/A	12	12
Total derivatives not accounted for as hedges			$25	$15	$96	$22
Total derivatives			$145	$144	$324	$139

Current			$103	$55	$152	$61
Noncurrent			42	89	172	78
Total derivatives			$145	$144	$324	$139
(1)Derivatives accounted for as hedges are considered either cash flow (CF) or net investment (NI) hedges.
(2)Foreign exchange forwards/options have increased due to hedging of future intercompany loan.
Schedule of Effects of Derivative Instruments on Consolidated Statements of Income
The following tables summarize the effects of derivative instruments on our Consolidated Statements of Income (Loss) and Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2020 and 2019:

		Gain (Loss) Recognized in OCI (Effective Portion) (3)
Cash Flow Hedges - Millions of dollars		2020	2019
Commodity swaps/options		$22	$(4)
Foreign exchange forwards/options		9	60
Cross-currency swaps		(40)	9
Interest rate derivatives		(34)	6
Net investment hedges - foreign currency		1	5
		$(42)	$76

	Location of Gain (Loss) Reclassified from OCI into Earnings (Effective Portion)	Gain (Loss) Reclassified from OCI into Earnings (Effective Portion)(4)
Cash Flow Hedges - Millions of dollars		2020	2019
Commodity swaps/options (3)	Cost of products sold	$(20)	$(22)
Foreign exchange forwards/options	Net sales	7	(4)
Foreign exchange forwards/options	Cost of products sold	30	16
Foreign exchange forwards/options	Interest and sundry (income) expense	(54)	73
Cross-currency swaps	Interest and sundry (income) expense	(89)	26
Interest rate derivatives	Interest expense	—	(1)
		$(126)	$88

	Location of Gain (Loss) Recognized on Derivatives not Accounted for as Hedges	Gain (Loss) Recognized on Derivatives not Accounted for as Hedges (3)
Derivatives not Accounted for as Hedges - Millions of dollars		2020	2019
Foreign exchange forwards/options	Interest and sundry (income) expense	$(1)	$30
(3)Change in gain (loss) recognized in OCI (effective portion) is primarily driven by currency fluctuations and declines in commodity prices and interest rates compared to the prior year. The tax impact of the cash flow hedges was $(16) million and $4 million in 2020 and 2019, respectively. The tax impact of the net investment hedges was $1 million and $2 million in 2020 and 2019, respectively.
(4)Change in gain (loss) reclassified from OCI into earnings (effective portion) was primarily driven by fluctuations in currency and commodity prices and interest rates compared to prior year.